Other Payables including Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables Including Derivative Instruments
Schedule of Other Payables including Derivative Instruments
	As at December 31
	2017	2016
	$ thousands
Current liabilities:
Financial derivatives not used for hedging	73	783
Financial derivatives used for hedging	439	11,563
The State of Israel and government agencies	1,208	4,206
Employees and payroll-related agencies	179	4,846
Customer advances and deferred income	-	944
Accrued expenses	14,915	23,563
Dividend payable to non-controlling interest	-	2,893
Interest payable	21	23,038
Transaction costs on sale of subsidiaries	59,000	-
Other	6,687	19,467
	82,522	91,303
Non-current liabilities:
Financial derivatives not used for hedging	-	1,342
Financial derivatives used for hedging	-	13,701
Other financial derivatives	-	29,594
	-	44,637